Long-term debt (Tables)	6 Months Ended
Jun. 30, 2022
Long-term debt
Long-term debt
end of	2Q22	1Q22	4Q21
Long-term debt (CHF million)
Senior	135,729	135,746	141,402
Subordinated	20,456	23,099	24,103
Non-recourse liabilities from consolidated VIEs	1,825	1,475	1,391
Long-term debt	158,010	160,320	166,896
of which reported at fair value	66,140	66,270	68,722
of which structured notes	41,893	42,086	43,126

Schedule of Structured notes
Structured notes by product
end of	2Q22	1Q22	4Q21
Structured notes by product (CHF million)
Equity	25,595	28,224	28,681
Fixed income	13,524	11,081	11,678
Credit	2,342	2,385	2,363
Other	432	396	404
Total structured notes	41,893	42,086	43,126

Bank
Long-term debt
Long-term debt
end of	6M22	2021
Long-term debt (CHF million)
Senior	91,458	95,468
Subordinated	59,065	63,836
Non-recourse liabilities from consolidated VIEs	1,825	1,391
Long-term debt	152,348	160,695
of which reported at fair value	65,276	67,788
of which structured notes	41,893	43,126

Schedule of Structured notes
Structured notes by product
end of	6M22	2021
Structured notes by product (CHF million)
Equity	25,595	28,681
Fixed income	13,524	11,678
Credit	2,342	2,363
Other	432	404
Total structured notes	41,893	43,126